Accrued Expenses And Other Payables - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Withholding individual income tax payable	$ 47,652	[1]	$ 46,262	[1]

[1]	Withholding individual income tax payable